Income Taxes	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
INCOME TAXES

13. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, from April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for qualified corporations, and assessable profits above HK$2,000,000 will be taxed at 16.5%. The assessable profits of corporations which is not qualifying for the two-tiered profits tax rates regime, will continue to be taxed at a flat rate of 16.5%.

PRC

Under the Enterprise Income Tax Laws of the PRC, or the EIT Laws, domestic enterprises and Foreign Investment Enterprises, or the FIEs, are usually subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and tax exemption may be granted on case-by-case basis.

Japan

Japan has a progressive tax system, of which its corporate income tax is calculated on the estimated assessable profits for the years ended September 30, 2023, 2022 and 2021 times applicable tax rates. EXTEND is subject to national corporate income tax, inhabitant tax, and enterprise tax in Japan, which in the aggregate, resulted in the statutory income tax rate of approximately 36.8%, 37.1% and 37.1% for the years ended September 30, 2023, 2022 and 2021, respectively. The effective income tax rate was approximately 8.92%, 26.58% and 11.90% for the years ended September 30, 2023, 2022 and 2021, respectively.

The income tax expenses consist of the following components:

	For the years ended September 30,
	2023	2022	2021
Current income tax expenses	96,452	305,439	194,844
Deferred income tax expenses/(benefit)	(160,402)	80,519	(93,304)
Total income tax provision	$(63,950)	$385,958	$101,540

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

	For the years ended September 30,
	2023	2022	2021
(Loss)/Profit before income tax expenses	$(716,678)	$1,452,333	$853,206
Computed income tax (benefit)/expense with statutory tax rate	(263,930)	538,344	316,262
Effect of preferential tax rate	(22,301)	(29,148)	(20,586)
Impact of different tax rates in other jurisdictions	(425)	(303,869)	(244,878)
Non-deductible expenses	316	1,372	—
Utilized tax loss	(49,313)	—	—
Changes in valuation allowance	271,703	179,259	50,742
Income tax (benefit)/expenses	$(63,950)	$385,958	$101,540

As of September 30, 2023 and 2022, the significant components of the deferred tax assets are summarized below:

	As of September 30,
	2023	2022
Deferred tax assets:
Net operating loss carried forward	$654,588	$242,785
Unrealized foreign exchange loss	(36,521)	(31,229)
Total deferred tax assets	618,067	211,556
Valuation allowance	(468,938)	(211,556)
Deferred tax assets, net of valuation allowance	$149,129	$—

The Group operates through subsidiaries and valuation allowance is considered for each of the entities on an individual basis. The Group recorded valuation allowance against deferred tax assets of those entities that are in a cumulative financial loss position and are not forecasting profits in the near future as of September 30, 2023 and 2022. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The Group has recognized a valuation allowance of $468,938 and $211,556 for the years ended September 30, 2023 and 2022, respectively.

Changes in valuation allowance are as follows:

	As of September 30
	2023	2022
Valuation allowance:
Balance at beginning of the year	$211,556	$51,244
Additions	271,702	179,259
Loss utilized	(49,314)	-
Exchange difference	34,994	(18,947)
Balance at end of the year	468,938	211,556

As of September 30, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:

2023	$—
2024	—
2025	145,306
2026	510,885
2027	1,665,870
Total	2,322,061